INVESTMENTS IN NON-CONSOLIDATED COMPANIES INVESTMENTS IN NON-CONSOLIDATED COMPANIES (Summarized income statement information) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of unconsolidated structured entities [line items]
Net sales	$ 9,700,296	$ 7,223,975	$ 7,877,449
Cost of sales	(7,403,025)	(5,384,390)	(6,477,272)
Gross profit	2,297,271	1,839,585	1,400,177
Selling, general and administrative expenses	(824,247)	(687,942)	(770,292)
Other operating (expenses) income, net	(16,240)	(9,925)	9,454
Profit (loss) from operating activities	1,456,784	1,141,718	639,339
Finance expense	(114,583)	(89,971)	(89,489)
Profit before income tax expense	1,359,809	1,118,457	267,099
Income tax expense	(336,882)	(411,528)	(207,320)
Net profit (loss) before non-controlling interest	1,022,927	706,929	59,779
Non-controlling interest in other subsidiaries	(136,708)	(111,285)	(51,652)
Net profit (loss) for the year	886,219	595,644	$ 8,127
USINAS SIDEÚRGICAS DE MINAS GERAIS S.A.
Disclosure of unconsolidated structured entities [line items]
Net sales	3,368,000	2,443,000
Cost of sales	(2,854,000)	(2,292,000)
Gross profit	514,000	151,000
Selling, general and administrative expenses	(206,000)	(180,000)
Other operating (expenses) income, net	(78,000)	(61,000)
Profit (loss) from operating activities	230,000	(90,000)
Finance expense	(145,000)	(17,000)
Equity in earnings of associated companies	49,000	40,000
Profit before income tax expense	134,000	(67,000)
Income tax expense	(34,000)	(99,000)
Net profit (loss) before non-controlling interest	100,000	(166,000)
Non-controlling interest in other subsidiaries	(26,000)	(28,000)
Net profit (loss) for the year	$ 74,000	$ (194,000)